Label	Element	Value
CoinShares Valkyrie Bitcoin and Ether Strategy ETF | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	65.70%
CoinShares Valkyrie Bitcoin and Ether Strategy ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	63.10%
CoinShares Valkyrie Bitcoin and Ether Strategy ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	65.70%
CoinShares Valkyrie Bitcoin and Ether Strategy ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	63.10%
CoinShares Valkyrie Bitcoin and Ether Strategy ETF | Futures Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.30%)
CoinShares Valkyrie Bitcoin and Ether Strategy ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(58.00%)
CoinShares Valkyrie Bitcoin and Ether Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	37.50%